CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Time charter revenues (Note 2(p))	$ 214,203	$ 169,733	$ 220,728
OPERATING EXPENSES
Voyage expenses (Notes 2(p) and 10)	5,570	13,525	13,542
Vessel operating expenses (Note 2(q))	74,756	85,847	90,600
Depreciation and amortization of deferred charges	40,492	42,991	48,904
General and administrative expenses	29,192	32,778	28,601
Management fees to related party (Note 4(d))	1,432	2,017	2,155
Vessel impairment charges (Note 5)		104,395	13,987
(Gain)/loss on sale of vessels (Note 5)	(1,360)	1,085	6,171
Other operating loss/(income), net	603	(230)	(854)
Operating income/(loss)	63,518	(112,675)	17,622
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 11)	(20,239)	(21,514)	(29,432)
Interest and other income	176	728	2,858
(Loss)/gain on extinguishment of debt (Note 7)	(980)	374
Gain on spin-off of OceanPal Inc. (Notes 2(aa), 3 and 4(h))	15,252
Loss on related party investments (Note 4(d))	(333)	(1,110)	(1,583)
Total other expenses, net	(6,124)	(21,522)	(28,157)
Net income/(loss)	57,394	(134,197)	(10,535)
Dividends on series B preferred shares (Notes 9 and 12)	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ 51,625	$ (139,966)	$ (16,304)
Earnings/(loss) per common share, basic (Note 12)	$ 0.64	$ (1.62)	$ (0.17)
Earnings/(loss) per common share, diluted (Note 12)	$ 0.61	$ (1.62)	$ (0.17)
Weighted average number of common shares, basic (Note 12)	81,121,781	86,143,556	95,191,116
Weighted average number of common shares, diluted (Note 12)	84,856,840	86,143,556	95,191,116